12. FINANCIAL ASSETS AND LIABILITIES (Details 10) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 44,644	$ 32,977
Financial assets at fair value through profit and loss	15,820	22,738
Subtotal financial assets	60,464	55,715
Non financial assets	1,671	3,080
Total assets	62,135	58,795
Financial liabilities at amortized cost	104,923	90,228
Financial liabilities at fair value through profit and loss	625	2,783
Subtotal financial liabilities	105,548	93,011
Non financial liabilities	9,509	6,540
Total liabilities	115,057	99,551
Trade and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	22,833	26,789
Financial liabilities at fair value through profit and loss	576	2,783
Subtotal financial liabilities	23,409	29,572
Non financial liabilities	9,509	6,540
Total liabilities	32,918	36,112
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	82,090	63,439
Financial liabilities at fair value through profit and loss	0	0
Subtotal financial liabilities	82,090	63,439
Non financial liabilities	0	0
Total liabilities	82,090	63,439
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	0
Financial liabilities at fair value through profit and loss	49
Subtotal financial liabilities	49
Non financial liabilities	0
Total liabilities	49
Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	34,217	31,761
Financial assets at fair value through profit and loss	122	870
Subtotal financial assets	34,339	32,631
Non financial assets	1,671	3,080
Total assets	36,010	35,711
Financial assets at amortized cost | Government securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,330	16
Financial assets at fair value through profit and loss	0	0
Subtotal financial assets	1,330	16
Non financial assets	0	0
Total assets	1,330	16
Financial assets at fair value through profit and loss | Government securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	11,234	7,418
Subtotal financial assets	11,234	7,418
Non financial assets	0	0
Total assets	11,234	7,418
Financial assets at fair value through profit and loss | Trusts
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	21
Financial assets at fair value through profit and loss	0	0
Subtotal financial assets	0	21
Non financial assets	0	0
Total assets	0	21
Financial assets at fair value through profit and loss | Shares
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	466	286
Subtotal financial assets	466	286
Non financial assets	0	0
Total assets	466	286
Financial assets at fair value through profit and loss | Investment funds
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	3,995	14,158
Subtotal financial assets	3,995	14,158
Non financial assets	0	0
Total assets	3,995	14,158
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	3	6
Subtotal financial assets	3	6
Non financial assets	0	0
Total assets	3	6
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	9,097	1,179
Financial assets at fair value through profit and loss	0	0
Subtotal financial assets	9,097	1,179
Non financial assets	0	0
Total assets	$ 9,097	$ 1,179